Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 19,131,668	₩ 18,624,651	₩ 17,740,716
Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,383,083	2,536,904	2,324,285
Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,393,600	1,358,344	1,495,844
Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,354,985	14,729,403	13,920,587
Cellular revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	959,932	983,431	1,151,236
Cellular revenue [member] | Wireless service [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,100,368	9,806,719	9,538,162
Cellular revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	493,820	472,215	494,267
Cellular revenue [member] | Other [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,164,353	1,085,598	1,040,139
Fixed-line telecommunication revenue [member] | Goods [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105,340	90,692	145,876
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,769	83,762	92,396
Fixed-line telecommunication revenue [member] | Internet protocol television [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,786,765	1,606,740	1,285,831
Fixed-line telecommunication revenue [member] | International calls [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	162,379	160,293	137,902
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,336,453	1,260,330	1,071,731
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	217,000	230,401	225,557
Other revenue [member] | Other [member] | Goods and Services transferred at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	328,328	284,221	198,732
Other revenue [member] | Miscellaneous [member] | Goods and Services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,078	23,345	34,602
Continuing operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 16,748,585	₩ 16,087,747	₩ 15,416,431